Reconciliation of Income Tax Expense to Amount Computed by Applying Current Tax Rate to Income Before Income Taxes in Consolidated Statements of Operations (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Provision of Income Taxes [Line Items]
Income before income taxes	$ 189,572	$ 173,097	$ 167,952
PRC enterprise income tax rate	15.00%	15.00%	15.00%
Income tax at PRC enterprise income tax rate on income before income taxes	32,196	25,140	25,193
Effect of net income for which no income tax benefit/expense is receivable/payable	1,252	(514)	5,650
Effect of foreign income tax rate	(10,392)	(12,823)	(6,784)
Change in PRC income tax rate	(124)	(832)	(48)
Employee share-based compensation	1,909	1,466	1,650
Non-taxable VAT refund	(3,303)	(2,650)	(3,711)
Additional deduction on R&D expenses	(5,109)	(3,720)	(3,158)
Over provision of income tax expense in prior years	(1,595)	(2,162)
Valuation allowance	7,813	13,726	9,972
Total income taxes expense	$ 22,647	$ 17,631	$ 28,764